Annual Total Returns - FidelitySustainableLowDurationBondETF-PRO - FidelitySustainableLowDurationBondETF-PRO - Fidelity Sustainable Low Duration Bond ETF - Fidelity Sustainable Low Duration Bond ETF	Dec. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Apr. 19, 2022
Annual Return 2023	5.38%